Notes to Profit or Loss - Earnings Per Share - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Number of Equity Shares Used In Computing Earnings per Share [abstract]
Consolidated Net Loss	€ 103,014,058	€ 56,172,121	€ 69,826,469
Weighted-average number of ordinary shares outstanding	31,611,155	31,338,948	28,947,566
Effect of potentially dilutive shares	57,035	120,214	87,904